SEGMENT - Long-term assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SEGMENT
Total Long-term assets	¥ 679,862	¥ 435,958
Mainland China
SEGMENT
Total Long-term assets	665,511	432,528
North America
SEGMENT
Total Long-term assets	¥ 14,351	¥ 3,430